VANECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.6%
Australia: 18.8%
Bellevue Gold Ltd. *	2,521,886	$2,156,804
De Grey Mining Ltd. *	713,032	738,786
Emerald Resources NL * †	518,350	504,975
Evolution Mining Ltd.	444,992	923,909
Northern Star Resources Ltd.	307,900	2,524,828
Perseus Mining Ltd.	169,300	268,734
Predictive Discovery Ltd. * †	5,636,372	621,991
Resolute Mining Ltd. *	4,500,732	1,259,707
West African Resources Ltd. *	1,857,126	1,188,807
		10,188,541
Brazil: 5.8%
Wheaton Precious Metals Corp. (USD)	64,855	3,123,417
Canada: 52.8%
Agnico Eagle Mines Ltd. (USD)	69,407	3,537,675
Alamos Gold, Inc. (USD)	280,983	3,436,422
B2Gold Corp. (USD)	528,694	2,083,054
Barrick Gold Corp. (USD)	177,235	3,291,254
Benchmark Metals, Inc. * †	630,746	219,349
Franco-Nevada Corp. (USD)	16,680	2,431,944
G Mining Ventures Corp. *	717,500	546,818
G2 Goldfields Inc. (USD)	261,000	159,523
G2 Goldfields, Inc. *	75,500	45,808
Galway Metals, Inc. * †	358,576	132,659
Goldsource Mines, Inc. * †	250,800	67,734
Kinross Gold Corp. (USD) †	608,876	2,867,806
Liberty Gold Corp. *	352,000	152,364
Liberty Gold Corp. *	1,613,813	704,513
Liberty Gold Corp. * ø	352,000	153,666
Lundin Gold, Inc.	43,900	512,573
Marathon Gold Corp. *	523,749	310,025
O3 Mining, Inc. * †	107,100	106,189
Orezone Gold Corp. * †	1,029,004	1,027,862
Osisko Gold Royalties Ltd. (USD) †	140,300	2,219,546
Osisko Mining, Inc. *	391,536	1,245,731
Probe Gold, Inc. *	222,682	242,207
Pure Gold Mining, Inc. * ø	159,000	1,765
Pure Gold Mining, Inc. ø	1,200,000	13,319
Reunion Gold Corp. * †	1,987,488	573,526
Rio2 Ltd. *	479,206	51,413
Sabina Gold & Silver Corp. *	564,750	856,631
Silver Tiger Metals, Inc. *	360,200	89,284
Skeena Resources Ltd. *	24,500	150,100
Snowline Gold Corp. * †	87,000	175,094
SSR Mining, Inc. (USD)	76,974	1,163,847
		28,569,701
Mexico: 2.1%
Fresnillo Plc (GBP)	58,873	543,636
GoGold Resources, Inc. (CAD) * ø	131,500	207,247
GoGold Resources, Inc. (CAD) *	255,182	394,621
		1,145,504
	Number of Shares	Value
South Africa: 1.1%
Gold Fields Ltd. (ADR) †	43,154	$574,811
Tanzania: 0.9%
AngloGold Ashanti Ltd. (ADR) †	20,944	506,635
Turkey: 1.3%
Eldorado Gold Corp. (USD) * †	69,028	715,130
United Kingdom: 6.7%
Endeavour Mining Plc (CAD) †	151,409	3,648,828
United States: 11.1%
Newmont Corp.	48,942	2,399,137
Royal Gold, Inc.	28,000	3,631,880
		6,031,017
Total Common Stocks (Cost: $40,622,228)		54,503,584

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 *∞	36,000	121
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 *∞	1,155,500	1
Marathon Gold Corp., CAD 1.10, exp. 09/19/24 *∞	40,000	5,321
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 *∞	90,500	0
Reunion Gold Corp., CAD 0.39, exp. 07/06/24 *∞	240,994	23,067
Total Warrants (Cost: $63,781)		28,510

MONEY MARKET FUND: 0.8% (Cost: $428,622)
Invesco Treasury Portfolio - Institutional Class	428,622	428,622

Total Investments Before Collateral for Securities Loaned: 101.5% (Cost: $41,114,631)		54,960,716

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 12.7%
Money Market Fund: 12.7% (Cost: $6,897,169)

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VANECK VIP GLOBAL GOLD FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	6,897,169	$6,897,169
	Number of Shares	Value
Total Investments: 114.2% (Cost: $48,011,800)		$61,857,885
Liabilities in excess of other assets: (14.2)%		(7,706,569)
NET ASSETS: 100.0%		$54,151,316

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,612,860.
ø	Restricted Security – the aggregate value of restricted securities is $375,997, or 0.7% of net assets
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of March 31, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
GoGold Resources, Inc.	08/31/2020	131,500	$96,629	$207,247	0.4%
Liberty Gold Corp.	10/04/2021	352,000	175,156	153,666	0.3%
Pure Gold Mining, Inc.	05/21/2020	159,000	112,251	1,765	0.0%
Pure Gold Mining, Inc.	05/16/2022	1,200,000	140,061	13,319	0.0%
			$524,097	$375,997	0.7%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	95.3%	$52,398,359
Precious Metals & Minerals	1.8	970,353
Diversified Metals & Mining	1.2	679,477
Silver	0.9	483,905
Money Market Fund	0.8	428,622
	100.0%	$54,960,716
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